Fees and Expenses - Nationwide International Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of July 1, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)